Balance Sheet Disclosures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expenses and other current assets
	As of March 31,	As of December 31,
	2022	2021
Software and technology	$723,513	$687,740
Professional services, dues and subscriptions	284,333	546,126
Insurance	143,355	264,097
Deferred contract costs	254,771	260,899
Unbilled receivables	547,675	506,984
Other	538,442	117,918
Total prepaid expenses and other current assets	$2,492,089	$2,383,764

	As of December 31,
	2021	2020

Software and technology	$687,740	$480,651
Professional services, dues and subscriptions	546,126	826,195
Insurance	264,097	243,222
Deferred contract costs	260,899	227,718
Unbilled receivable	506,984	612,446
Other	117,918	68,495
Total prepaid expenses and other current assets	$2,383,764	$2,458,727

Schedule of accounts payable, accrued expenses, and other current liabilities
	As of March 31,	As of December 31,
	2022	2021
Accounts payable	$3,065,862	$1,943,457
Professional fees	230,127	319,590
Sales taxes	422,580	360,361
Compensation	1,217,392	1,123,467
Contractors	1,158,447	1,288,730
Settlements and legal	1,189,561	681,045
Other	179,372	346,870
Total accounts payable, accrued expenses, and other accrued liabilities	$7,463,341	$6,063,520

	As of December 31,
	2021	2020
Accounts payable	$1,943,457	$513,610
Professional fees	319,590	233,667
Sales taxes	360,361	216,367
Compensation	1,123,467	311,379
Contractors	1,288,730	538,618
Settlements and legal	681,045	831,232
Other	346,870	543,703
Total accounts payable, accrued expenses and other current liabilities	$6,063,520	$3,188,576